Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related-Party Transactions
Related-Party Transactions
7.	Related-Party Transactions

Advisory and research services

The Company was provided professional clinical program advisory services from Paul Song, prior to his hiring as Chief Executive Officer in December 2022. For the six months ended June 30, 2022 and 2023, $0.2 million and zero, respectively, in research and development expenses related to these advisory services were recorded. As of December 31, 2022, amounts payable of less than $0.1 million relating to advisory and research services from related parties remained outstanding, which were recorded to accounts payable and accrued expenses on the condensed balance sheet. As of June 30, 2023, no amounts payable remained outstanding relating to advisory and research services from related parties.

Purchases of laboratory supplies

For the six months ended June 30, 2022 and 2023, the Company recorded research and development expenses totaling less than $0.1 million and zero, respectively, associated with the purchase of laboratory supplies from NKMAX. As of December 31, 2022, amounts payable of $0.1 million relating to the purchase of laboratory supplies from related parties remained outstanding, which were recorded to accounts payable and accrued expenses on the condensed balance sheet. As of June 30, 2023, no amounts payable remained outstanding relating to the purchase of laboratory supplies from related parties.

Related Party Loans

Between August 2019 and December 2022, the Company entered into related party loans with NKMAX (“Related Party Loans”). In December 2022, the aggregate outstanding Related Party Loans’ principal and interest of $66.1 million was converted into 17,002,230 shares of common stock which was recognized as a capital contribution within the condensed statement of common stock and stockholders’ equity (deficit) for the year ended December 31, 2022.

From January through April 2023, the Company entered into additional Related Party Loans with NKMAX for aggregate gross proceeds of $5.0 million. These additional Related Party Loans bear an interest rate of 4.6% and mature on December 31, 2024. There are no financial or non-financial covenants associated with the Related Party Loans. The Related Party Loans are not convertible into equity, including upon the consummation of the Business Combination.

In connection with the Related Party Loans, interest expenses incurred $1.0 million and $0.1 million for the six months ended June 30, 2022 and 2023, respectively. Related party interest payable amounts recorded to other current liabilities on the condensed balance sheets were zero and $0.1 million as of December 31, 2022 and June 30, 2023, respectively.

Convertible promissory notes due to related parties

In connection with the issuance of certain Convertible Notes from November 2019 through May 2023, relatives of one of the Company’s directors invested in Convertible Notes. As of each of December 31, 2022 and June 30, 2023, the principal amount and related fair value of Convertible Notes held by relatives of a director of the Company were each $0.4 million.

7. Related-Party Transactions

Advisory and research services

The Company was provided professional clinical program advisory services from Paul Song, prior to his hiring as Chief Executive Officer in December 2022. For the year ended December 31, 2021, no research and development expenses related to these advisory services were provided or recorded. For the year ended December 31, 2022, the Company recorded $0.4 million of research and development expenses related to these advisory services. As of December 31, 2022, amounts payable of less than $0.1 million remained outstanding and recorded within accounts payable and accrued expenses on the balance sheet.

The Company receives scientific research consulting services from ATGEN Canada, a sister company under common ownership. For the year ended December 31, 2021, the Company recorded $0.2 million of research and development expenses for services provided by ATGEN Canada. For the year ended December 31, 2022, no research and development expenses related to these services were provided or recorded. As of December 31, 2021 and 2022, there were no outstanding amounts payable relating to these professional research services.

Purchases of laboratory supplies

For the years ended December 31, 2021 and 2022, the Company recorded research and development expenses totaling $0.1 million and $0.1 million, respectively, associated with the purchase of laboratory supplies from NKMAX. As of December 31, 2021 and December 31, 2022, there was zero and less than $0.1 million outstanding payables, respectively, relating to the purchase of laboratory supplies, which is recorded within accounts payable and accrued expenses on the balance sheets.

Related party loans

Between August 2019 and December 2022, the Company entered into multiple loan agreements with NKMAX under which the total proceeds received from related parties during the years ended December 31, 2021 and 2022 were $20.5 million and $23.0 million, respectively. The loans carry an interest rate of 4.6%. There are no financial or non-financial covenants associated with the debt.

In December 2022, the aggregate outstanding related party loan principal and interest of $66.1 million was converted into 17,002,230 shares of common stock which has been recognized as a capital contribution within the statements of common stock and stockholders’ equity (deficit). No related party loan amounts were outstanding as of December 31, 2022. Interest expenses incurred were $1.3 million and $2.3 million for the years ended December 31, 2021 and 2022, respectively. As of December 31, 2021 and 2022, interest payable amounts owed to related parties was $1.9 million and zero, respectively, which is recorded in other current liabilities on the balance sheets.

Convertible promissory notes due to related parties

In connection with the issuance of certain Convertible Notes from November 2019 to December 2019, relatives of one of the Company’s directors invested in convertible promissory notes totaling $0.5 million. As of December 31, 2021, the principal amount and the fair value of Related Party Convertible Notes held by relatives of a director of the Company were $0.3 million. As of December 31, 2022, the principal amount and related fair value of the Related Party Convertible Notes held by relatives of a director of the Company were $0.3 million.